Note 17 - Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Leases, Rent Expense	$ 1,899,000	$ 2,106,000	$ 2,415,000
Minimum [Member]
Long-term Purchase Commitment, Period	1 year
Maximum [Member]
Long-term Purchase Commitment, Period	2 years